Expense Example - PIMCO Emerging Markets Currency and Short-Term Investments Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	89	278	482	1,073	99	309	536	1,190	500	763	1,046	1,851